Document and Entity Information	Jul. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 15, 2023
Entity Registrant Name	IO BIOTECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41008
Entity Tax Identification Number	87-0909276
Entity Address, Address Line One	Ole Maaløes Vej 3
Entity Address, Postal Zip Code	DK-2200
Entity Address, City or Town	Copenhagen N
Entity Address, Country	DK
City Area Code	+45
Local Phone Number	7070 2980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.001 per share
Trading Symbol(s)	IOBT
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001865494